Investment Strategy - Port Street Quality Growth Fund	Jul. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s approach to investing focuses on those companies that can be purchased at market prices below their fair value with a record of consistent, above average profit growth; strong balance sheets;
sustainable competitive advantages; and capable management.  The source of such growth is persistently above average profitability, which, when combined with a sensible policy relating to the payout of such profits and intelligent re-investment, results in the compounding of retained earnings and long-term growth.  The Fund’s investment strategy is designed to grow purchasing power in excess of inflation and outperform the general market over time while mitigating losses during periods of economic adversity.
Under normal market conditions, the Fund invests primarily in equity securities, including common stocks.  Although the Fund invests in equity securities issued by companies of any capitalization, it focuses a greater portion of its investments in larger-capitalization (“larger cap”) companies, many of which generate income through dividend distributions as well as providing capital appreciation opportunities.
The Fund divides responsibility for investment management between the Adviser and Saratoga Research
& Investment Management, an unaffiliated sub-adviser (the “Sub-Adviser” or “Saratoga”). Subject to the
Adviser’s oversight, the Sub-Adviser is primarily responsible for the day-to-day portfolio management of the Fund.
In selecting securities for the Fund’s portfolio, the Sub-Adviser begins by performing a quantitative screen on a database of approximately 10,000 companies to identify those companies with a healthy balance sheet, not more than a moderate amount of leverage, a non-capital intensive business model, profitability, a propensity for above average profit margins, and management that has proven adept at allocating capital over time. This screen typically reduces the Fund’s investment universe to 150 to 200 companies.
Subject to the Adviser’s investment oversight responsibilities, the Sub-Adviser studies the business models of the companies identified during the initial screen to better understand the drivers of each company’s performance. The Sub-Adviser then uses valuation analysis to establish target purchase prices for each company. The result of this process is a portfolio of 25 to 45 companies the Sub-Adviser believes are quality issuers that have the ability to grow future profits in excess of market averages and are priced at a discount to their intrinsic values. From time to time, the Fund may focus its investments in securities of companies in the same economic sector.
Due to the Adviser’s and Sub-Adviser’s investing approach, the Fund may hold a significant position in cash or cash equivalents (including, but not limited to, U.S. Treasury bills and shares of money market funds) for an extended period of time, based on the Adviser’s and Sub-Adviser’s determination of the availability of high-quality companies trading at valuations that meet the Fund’s investment criteria and investment objective. The Adviser and Sub-Adviser will determine the Fund’s cash position using its quantitative screens and valuation analysis.
The Fund may also invest up to 25% of its total assets in American Depositary Receipts (“ADRs”), which are negotiable certificates issued by U.S. banks that represent a specified number of shares of a foreign stock that is traded on a U.S. exchange.
Strategy Portfolio Concentration [Text]	The Fund may also invest up to 25% of its total assets in American Depositary Receipts (“ADRs”), which are negotiable certificates issued by U.S. banks that represent a specified number of shares of a foreign stock that is traded on a U.S. exchange.